Income taxes (Reconciliation of statutory income tax expense to provision for income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at statutory income tax rate of 12.5%	$ 143,490	$ (39,327)	$ 167,580
Permanent differences	14,133	22,486	(949)
Foreign rate differential	4,914	(390)	1,083
Differences between statutory and actual income tax expense	19,047	22,096	134
Income tax expense (benefit)	$ 162,537	$ (17,231)	$ 167,714
Statutory income tax rate (in percentage)	12.50%	12.50%	12.50%
Non-deductible expenses	$ 19,100
Non-taxable income	18,900
Change in deferred tax assets valuation allowance	6,500
Other permanent differences	$ 7,400